Subsequent events (Details) - USD ($)		1 Months Ended						3 Months Ended	6 Months Ended
	Feb. 01, 2021	Mar. 31, 2021	Mar. 27, 2021	Mar. 25, 2021	Feb. 18, 2021	Feb. 15, 2021	Jan. 23, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events (Textual)
Shares of ordinary shares , fair value									$ 1,128,900
Exercise price							$ 1.34
Subsequent Event [Member]
Subsequent Events (Textual)
Closing price	$ 0.85
Shares of ordinary shares	1,814,818
Shares of ordinary shares , fair value	$ 3,100,000
Cash payment	$ 1,550,000
Software development agreement, description						The Company entered into certain software development agreement (the “Agreement”), pursuant to which the Company agreed to hire certain third party to develop augmented reality functions of the Color World APP for a total consideration of $76,500,000. The development should be completed in 16 months, and the Company agreed to pay $26,000,000 cash payment to the third party after signing the Agreement, to pay $30,000,000 after both parties agree on the design blueprints, to pay $20,000,000 after the third party completes the design and testing, and to pay the remaining $500,000 after the Company receives all the source codes. As date of this report, the Company made $26,000,000 cash payments to the third party.
Stock transaction					20,000,000
Stock Price Pre Share					$ 0.001
Total gross proceeds								$ 8,330,000
Exercise price					1.34
Price pre unit					$ 1.30
Aggregate purchase amount					$ 26,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Textual)
Shares of ordinary shares		8,330,000
Stock transaction		8,330,000
Total gross proceeds		$ 4,600,000
Exercise price		$ 0.55
Subsequent Event [Member] | First Purchase Agreement [Member]
Subsequent Events (Textual)
Shares of ordinary shares				3,000,000
Stock Price Pre Share				$ 0.001
Aggregate purchase amount				$ 3,900,000
Purchase price per share				$ 1.30
Subsequent Event [Member] | Second Purchase Agreement [Member]
Subsequent Events (Textual)
Shares of ordinary shares				3,500,000
Stock Price Pre Share				$ 0.001
Aggregate purchase amount				$ 4,550,000
Purchase price per share				$ 1.30
Subsequent Event [Member] | Third Purchase Agreement [Member]
Subsequent Events (Textual)
Shares of ordinary shares			3,000,000
Stock Price Pre Share			$ 0.001
Aggregate purchase amount			$ 3,900,000
Purchase price per share			$ 1.30
Subsequent Event [Member] | Fourth Purchase Agreement [Member]
Subsequent Events (Textual)
Shares of ordinary shares			3,500,000
Stock Price Pre Share			$ 0.001
Aggregate purchase amount			$ 4,550,000
Purchase price per share			$ 1.30
Subsequent Event [Member] | Fifth Purchase Agreement [Member]
Subsequent Events (Textual)
Shares of ordinary shares			3,500,000
Stock Price Pre Share			$ 0.001
Aggregate purchase amount			$ 4,550,000
Purchase price per share			$ 1.30
Subsequent Event [Member] | Sixth Purchase Agreement [Member]
Subsequent Events (Textual)
Shares of ordinary shares			3,500,000
Stock Price Pre Share			$ 0.001
Aggregate purchase amount			$ 4,550,000
Purchase price per share			$ 1.30